Condensed Statements of Cash Flows, Parent Company Only (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ 412,669	¥ 999,689	¥ (1,058,447)
Net cash provided by (used in) operating activities	951,812	(1,013,952)	3,497,422
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(10,470,684)	(2,423,762)	(3,266,380)
Cash flows from financing activities:
Net change in short-term borrowings	6,131,912	(6,527)	3,406,013
Proceeds from issuance of long-term debt	1,167,647	1,582,902	1,824,193
Proceeds from issuance of common stock	757,790	533,794
Purchases of treasury stock	(3)	(5)	(150,359)
Dividends paid	(133,925)	(130,297)	(133,394)
Net cash provided by (used in) financing activities	8,019,850	4,104,842	446,506
Net increase (decrease) in cash and due from banks	(1,514,928)	666,547	647,065
Cash and due from banks at beginning of fiscal year	3,399,459	2,732,912	2,085,847
Cash and due from banks at end of fiscal year	1,884,531	3,399,459	2,732,912
Parent Company
Cash flows from operating activities:
Net income (loss)	412,669	999,689	(1,058,447)
Adjustments and other	(396,510)	(908,244)	1,544,410
Net cash provided by (used in) operating activities	16,159	91,445	485,963
Cash flows from investing activities:
Proceeds from sales of securities of subsidiaries			79,000
Payments for purchases of securities of subsidiaries	(751,620)	(846,587)	(15)
Net change in other investing activities	(43,582)	15,755	(2,018)
Net cash provided by (used in) investing activities	(795,202)	(830,832)	76,967
Cash flows from financing activities:
Net change in short-term borrowings	161,265	100,000	(280,000)
Proceeds from issuance of long-term debt		240,000
Proceeds from issuance of common stock	751,620	529,200
Purchases of treasury stock	(3)	(5)	(150,359)
Dividends paid	(134,644)	(130,802)	(133,723)
Net change in other financing activities	818	988	1,207
Net cash provided by (used in) financing activities	779,056	739,381	(562,875)
Net increase (decrease) in cash and due from banks	13	(6)	55
Cash and due from banks at beginning of fiscal year	142	148	93
Cash and due from banks at end of fiscal year	¥ 155	¥ 142	¥ 148